Schedule of Investments (Details) - Condensed Consolidated Schedule of Investments (Futures and Options on Futures Contracts) (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Investment Holdings, Other than Securities [Line Items]
premiums received	$ 0	$ 978,634
Long [Member] | South Korea Financials [Member] | Fixed Income Securities [Member] | Commercial Paper [Member]
Investment Holdings, Other than Securities [Line Items]
Cost	0	999,316
Long [Member] | Australia Financials [Member] | Fixed Income Securities [Member] | Commercial Paper [Member]
Investment Holdings, Other than Securities [Line Items]
Cost	0	999,542
Long [Member] | Australia Financials [Member] | Fixed Income Securities [Member] | Corporate Bond Securities [Member]
Investment Holdings, Other than Securities [Line Items]
Cost	0	1,504,227
Long [Member] | Chili Financials [Member] | Fixed Income Securities [Member] | Commercial Paper [Member]
Investment Holdings, Other than Securities [Line Items]
Cost	0	999,222
Long [Member] | United States Financials [Member] | Fixed Income Securities [Member] | Commercial Paper [Member]
Investment Holdings, Other than Securities [Line Items]
Cost	0	999,611
Long [Member] | United States Financials [Member] | Fixed Income Securities [Member] | Corporate Bond Securities [Member]
Investment Holdings, Other than Securities [Line Items]
Cost	1,501,697	0
Long [Member] | Agriculture [Member] | Put Option [Member]
Investment Holdings, Other than Securities [Line Items]
premiums paid	0	437,577
Long [Member] | Agriculture [Member] | Call Option [Member]
Investment Holdings, Other than Securities [Line Items]
premiums paid	0	237,430
Long [Member] | Energy [Member] | Call Option [Member]
Investment Holdings, Other than Securities [Line Items]
premiums paid	0	78,410
Long [Member] | Fixed Income Securities [Member] | US Government Corporations and Agencies Securities [Member]
Investment Holdings, Other than Securities [Line Items]
Cost	0	5,500,084
Long [Member] | Fixed Income Securities [Member] | United States Short-Term Investment Funds [Member]
Investment Holdings, Other than Securities [Line Items]
Cost	0	3,600
Long [Member] | Fixed Income Securities [Member]
Investment Holdings, Other than Securities [Line Items]
Cost	1,501,697	11,005,602
Short [Member] | Agriculture [Member] | Put Option [Member]
Investment Holdings, Other than Securities [Line Items]
premiums received	0	106,627
Short [Member] | Agriculture [Member] | Call Option [Member]
Investment Holdings, Other than Securities [Line Items]
premiums received	0	460,664
Short [Member] | Currency [Member] | Put Option [Member]
Investment Holdings, Other than Securities [Line Items]
premiums received	0	73,421
Short [Member] | Currency [Member] | Call Option [Member]
Investment Holdings, Other than Securities [Line Items]
premiums received	0	83,423
Short [Member] | Energy [Member] | Put Option [Member]
Investment Holdings, Other than Securities [Line Items]
premiums received	0	87,040
Short [Member] | Energy [Member] | Call Option [Member]
Investment Holdings, Other than Securities [Line Items]
premiums received	0	68,200
Short [Member] | Indices [Member] | Put Option [Member]
Investment Holdings, Other than Securities [Line Items]
premiums received	0	39,900
Short [Member] | Indices [Member] | Call Option [Member]
Investment Holdings, Other than Securities [Line Items]
premiums received	0
Short [Member] | Interest Rates [Member] | Put Option [Member]
Investment Holdings, Other than Securities [Line Items]
premiums received	0	29,469
Short [Member] | Metal [Member] | Put Option [Member]
Investment Holdings, Other than Securities [Line Items]
premiums received	0	6,300
Short [Member] | Metal [Member] | Call Option [Member]
Investment Holdings, Other than Securities [Line Items]
premiums received	$ 0	$ 6,790